Segment Reporting - Schedule of Segment Reporting (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Statement Line Items [Line Items]
Property, plant and equipment, right of use asset	$ 23,014		$ 23,014		$ 24,818
Capital expenditures	(6,019)		(6,019)		(6,787)
Mineral rights	20,408		20,408		2,676
Total assets	72,843		72,843		55,150
Total liabilities	20,291		20,291		12,958
Revenues	9,667	$ 6,203	17,173	$ 20,055
Cost of sales	7,144	7,190	17,198	20,917
Exploration	(2,001)	(858)	(2,631)	(2,829)
Finance expense	(292)	(71)	(1,829)	(459)
Income tax recovery (expense)	(1,776)	(365)	(919)	765
Corporate administrative expenses	1,078	881	3,167	2,434
Net income (loss)	(240)	(2,902)	(10,010)	(8,894)
CORPORATE [Member]
Statement Line Items [Line Items]
Property, plant and equipment, right of use asset	995		995		1,427
Capital expenditures	(102)		(102)		(1,068)
Mineral rights	19,603		19,603		1,673
Total assets	13,301		13,301		7,169
Total liabilities	9,260		9,260		1,417
Revenues		(1,502)
Exploration		(1,569)		(1,781)
Other income (expenses)	(11)	(18)	(44)	1,438
Finance expense	98	(1,261)	(254)	(1,749)
Income tax recovery (expense)	(56)	1,661	(93)	1,613
Corporate administrative expenses	(1,151)	(1,502)	(3,540)	(5,009)
Net income (loss)	(1,120)	(2,689)	(3,931)	(5,488)
MEXICO [Member]
Statement Line Items [Line Items]
Property, plant and equipment, right of use asset	22,019		22,019		23,391
Capital expenditures	(5,917)		(5,917)		(5,719)
Mineral rights	805		805		1,003
Total assets	59,542		59,542		47,981
Total liabilities	11,031		11,031		$ 11,541
Revenues	5,943	9,667	20,055	17,173
Cost of sales	(6,930)	(7,144)	(20,917)	(17,198)
Exploration	(858)	(432)	(2,829)	(850)
Other income (expenses)	(189)	(725)	(395)	(2,872)
Finance expense	(169)	969	(205)	(80)
Income tax recovery (expense)	421	115	(672)	(694)
Net income (loss)	$ (1,782)	$ 2,449	$ (4,963)	$ (4,522)